Contract assets and contract liabilities (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract assets and contract liabilities [Abstract]
Disclosure of contract assets performance explanatory

(a) Contract assets

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	19,933	23,689
Arising from provision of services	18,280	23,625
Less: loss allowance	(9,647)	(11,978)
	28,566	35,336
Current portion	28,005	35,336
Non-current portion (Note 15)	561	—

(a) Contract assets

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	14,751	19,933
Arising from provision of services	77,841	18,280
Less: loss allowance (Note 31(a))	(9,516)	(9,647)
	83,076	28,566
Current portion	82,826	28,005
Non-current portion (Note19)	250	561

Disclosure of contract liabilities explanatory

(b) Contract liabilities

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	2,119	2,090
–Billings in advance of goods transferred	2,357	28,484
	4,476	30,574

(b) Contract liabilities

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	12,498	2,119
–Billings in advance of goods transferred	—	2,357
As of December 31	12,498	4,476